(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE BOND
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                21   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       24   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              25   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     33   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    42   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    50   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            51


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. Effective August 1, 1997, the maximum 3.25% sales charge on Class A shares was increased to 3.75%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                          PAST 1    PAST 5    PAST 10
                                                         YEAR      YEARS     YEARS

ADVISOR INTERMEDIATE BOND - CLASS A                      5.81%     35.77%    117.76%

ADVISOR INTERMEDIATE BOND - CLASS A                      1.84%     30.67%    109.60%
 (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE                             6.33%     38.84%    123.31%
 GOVERNMENT/CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE         6.57%     39.47%    124.91%

SHORT-INTERMEDIATE INVESTMENT GRADE                      5.51%     30.68%    97.81%
 DEBT FUNDS AVERAGE


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare Class A's returns to those of the Lehman
Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. You can also compare the fund's performance to averages calculated by Lipper
Analytical Services, Inc. The fund formerly was included in Lipper's intermediate investment grade debt funds category (which included 195 funds for the past one year), but will be included in the
short-intermediate investment grade debt funds category (107 funds) in the future. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997                   PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND - CLASS A                5.81%    6.31%    8.09%

ADVISOR INTERMEDIATE BOND - CLASS A                1.84%    5.50%    7.68%
 (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE                       6.33%    6.78%    8.37%
 GOVERNMENT/CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE   6.57%    6.86%    8.42%

SHORT-INTERMEDIATE INVESTMENT GRADE          5.51%   5.49%   7.04%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class A 's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971211 155754 S00000000000001
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1987/11/30       9625.00                    10000.00
  1987/12/31       9720.78                    10105.06
  1988/01/31      10015.93                    10363.63
  1988/02/29      10165.88                    10478.96
  1988/03/31      10087.00                    10438.68
  1988/04/30      10065.68                    10421.30
  1988/05/31      10006.66                    10375.22
  1988/06/30      10191.83                    10540.58
  1988/07/31      10181.17                    10518.19
  1988/08/31      10209.99                    10533.99
  1988/09/30      10398.55                    10716.73
  1988/10/31      10537.91                    10862.34
  1988/11/30      10472.84                    10769.66
  1988/12/31      10482.47                    10779.14
  1989/01/31      10596.52                    10892.36
  1989/02/28      10571.43                    10847.33
  1989/03/31      10613.20                    10894.20
  1989/04/30      10791.73                    11111.96
  1989/05/31      10994.69                    11332.61
  1989/06/30      11262.57                    11618.31
  1989/07/31      11500.84                    11856.86
  1989/08/31      11345.51                    11703.62
  1989/09/30      11399.07                    11758.91
  1989/10/31      11636.92                    12007.48
  1989/11/30      11732.63                    12122.28
  1989/12/31      11751.98                    12155.46
  1990/01/31      11635.09                    12077.52
  1990/02/28      11673.36                    12121.49
  1990/03/31      11657.03                    12137.29
  1990/04/30      11581.67                    12095.16
  1990/05/31      11856.75                    11939.81
  1990/06/30      12015.28                    12526.46
  1990/07/31      12175.69                    12700.25
  1990/08/31      12074.05                    12648.11
  1990/09/30      12163.30                    12745.80
  1990/10/31      12277.93                    12893.78
  1990/11/30      12490.46                    12636.79
  1990/12/31      12681.84                    13268.47
  1991/01/31      12776.12                    13403.02
  1991/02/28      12878.58                    13510.19
  1991/03/31      12960.17                    13602.09
  1991/04/30      13104.73                    13750.33
  1991/05/31      13174.63                    13834.85
  1991/06/30      13178.60                    13844.59
  1991/07/31      13326.81                    13998.89
  1991/08/31      13606.60                    14266.15
  1991/09/30      13859.32                    14511.56
  1991/10/31      14023.32                    14677.18
  1991/11/30      14157.49                    14845.70
  1991/12/31      14604.11                    15208.28
  1992/01/31      14417.24                    15070.57
  1992/02/29      14454.63                    15130.08
  1992/03/31      14402.61                    15070.57
  1992/04/30      14483.54                    15203.01
  1992/05/31      14748.23                    15438.68
  1992/06/30      14956.20                    15667.23
  1992/07/31      15308.21                    15978.72
  1992/08/31      15449.75                    16138.55
  1992/09/30      15629.48                    16357.63
  1992/10/31      15398.81                    16145.40
  1992/11/30      15438.12                    16084.05
  1992/12/31      15644.98                    16299.44
  1993/01/31      15956.81                    16616.46
  1993/02/28      16275.19                    16878.46
  1993/03/31      16382.09                    16945.60
  1993/04/30      16482.68                    17081.99
  1993/05/31      16494.26                    17044.08
  1993/06/30      16821.27                    17311.60
  1993/07/31      16951.56                    17353.99
  1993/08/31      17324.45                    17629.15
  1993/09/30      17374.07                    17702.35
  1993/10/31      17467.62                    17749.75
  1993/11/30      17367.60                    17650.75
  1993/12/31      17443.10                    17731.58
  1994/01/31      17627.31                    17928.54
  1994/02/28      17286.62                    17663.38
  1994/03/31      16951.77                    17371.90
  1994/04/30      16884.37                    17253.67
  1994/05/31      16826.11                    17265.26
  1994/06/30      16821.44                    17267.63
  1994/07/31      16981.07                    17516.19
  1994/08/31      16979.06                    17570.96
  1994/09/30      16894.78                    17409.29
  1994/10/31      16895.81                    17406.92
  1994/11/30      16944.25                    17327.93
  1994/12/31      17012.86                    17389.28
  1995/01/31      17197.79                    17682.34
  1995/02/28      17410.41                    18049.13
  1995/03/31      17499.38                    18152.35
  1995/04/30      17671.90                    18376.43
  1995/05/31      18103.58                    18932.01
  1995/06/30      18210.69                    19058.93
  1995/07/31      18200.95                    19061.56
  1995/08/31      18347.03                    19235.08
  1995/09/30      18476.21                    19374.37
  1995/10/31      18661.66                    19590.29
  1995/11/30      18880.46                    19847.81
  1995/12/31      19087.36                    20055.82
  1996/01/31      19245.12                    20228.82
  1996/02/29      19007.36                    19991.31
  1996/03/31      18933.74                    19888.36
  1996/04/30      18838.06                    19818.05
  1996/05/31      18815.06                    19803.04
  1996/06/30      18987.35                    20013.43
  1996/07/31      19037.11                    20072.94
  1996/08/31      19069.02                    20088.74
  1996/09/30      19277.78                    20368.63
  1996/10/31      19582.77                    20728.58
  1996/11/30      19808.67                    21001.90
  1996/12/31      19701.01                    20867.34
  1997/01/31      19784.34                    20948.44
  1997/02/28      19803.00                    20988.47
  1997/03/31      19679.75                    20843.65
  1997/04/30      19896.89                    21088.52
  1997/05/31      20021.56                    21263.63
  1997/06/30      20219.79                    21457.69
  1997/07/31      20590.56                    21894.25
  1997/08/31      20512.06                    21784.19
  1997/09/30      20724.00                    22037.50
  1997/10/31      20920.84                    22281.58
  1997/11/28      20959.68                    22330.82
IMATRL PRASUN   SHR__CHT 19971130 19971211 155758 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class A on November 30, 1987, and the current maximum 3.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $20,960 - a 109.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,331 - a 123.31% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                   YEARS ENDED NOVEMBER 30,

                              1997     1996     1995     1994     1993

DIVIDEND RETURN               6.09%    6.44%    6.56%    5.46%    7.80%

CAPITAL APPRECIATION RETURN   -0.28%   -1.58%    4.87%   -7.90%    4.70%

TOTAL RETURN                  5.81%    4.86%    11.43%   -2.44%   12.50%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1997   PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               4.97(CENTS)   30.17(CENTS)   62.22(CENTS)

ANNUALIZED DIVIDEND RATE          5.72%         5.73%          5.95%

30-DAY ANNUALIZED YIELD           5.19%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.57 over the past one month, $10.51 over the past six months and $10.46 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 3.67%.
ADVISOR INTERMEDIATE BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1    PAST 5    PAST 10
                                            YEAR      YEARS     YEARS

ADVISOR INTERMEDIATE BOND - CLASS T         5.56%     35.68%    117.63%

ADVISOR INTERMEDIATE BOND - CLASS T         2.65%     31.95%    111.65%
 (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE                6.33%     38.84%    123.31%
 GOVERNMENT/CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT          6.57%     39.47%    124.91%
 FUNDS AVERAGE

SHORT-INTERMEDIATE INVESTMENT GRADE          5.51%   30.68%     97.81%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. You can also compare the fund's performance to averages calculated by Lipper Analytical Services, Inc. The fund formerly was included in Lipper's intermediate investment grade debt funds category (which included 195 funds for the past one year), but will be included in the short-intermediate investment grade debt funds category (107 funds) in the future. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997       PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND - CLASS T    5.56%    6.29%    8.09%

ADVISOR INTERMEDIATE BOND - CLASS T    2.65%    5.70%    7.79%
 (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE           6.33%    6.78%    8.37%
 GOVERNMENT/CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT     6.57%    6.86%    8.42%
 FUNDS AVERAGE

SHORT-INTERMEDIATE INVESTMENT GRADE    5.51%    5.49%    7.04%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971211 164810 S00000000000001
             FA Intermed Bond -CL T      LB Intermediate Govt/Corp
             00287                       LB007
  1987/11/30       9725.00                    10000.00
  1987/12/31       9821.78                    10105.06
  1988/01/31      10119.99                    10363.63
  1988/02/29      10271.50                    10478.96
  1988/03/31      10191.80                    10438.68
  1988/04/30      10170.26                    10421.30
  1988/05/31      10110.63                    10375.22
  1988/06/30      10297.72                    10540.58
  1988/07/31      10286.95                    10518.19
  1988/08/31      10316.06                    10533.99
  1988/09/30      10506.59                    10716.73
  1988/10/31      10647.39                    10862.34
  1988/11/30      10581.65                    10769.66
  1988/12/31      10591.38                    10779.14
  1989/01/31      10706.62                    10892.36
  1989/02/28      10681.26                    10847.33
  1989/03/31      10723.47                    10894.20
  1989/04/30      10903.85                    11111.96
  1989/05/31      11108.92                    11332.61
  1989/06/30      11379.58                    11618.31
  1989/07/31      11620.33                    11856.86
  1989/08/31      11463.39                    11703.62
  1989/09/30      11517.51                    11758.91
  1989/10/31      11757.82                    12007.48
  1989/11/30      11854.53                    12122.28
  1989/12/31      11874.07                    12155.46
  1990/01/31      11755.97                    12077.52
  1990/02/28      11794.64                    12121.49
  1990/03/31      11778.15                    12137.29
  1990/04/30      11702.00                    12095.16
  1990/05/31      11979.94                    11939.81
  1990/06/30      12140.11                    12526.46
  1990/07/31      12302.19                    12700.25
  1990/08/31      12199.49                    12648.11
  1990/09/30      12289.67                    12745.80
  1990/10/31      12405.49                    12893.78
  1990/11/30      12620.23                    12636.79
  1990/12/31      12813.60                    13268.47
  1991/01/31      12908.86                    13403.02
  1991/02/28      13012.39                    13510.19
  1991/03/31      13094.83                    13602.09
  1991/04/30      13240.88                    13750.33
  1991/05/31      13311.51                    13834.85
  1991/06/30      13315.52                    13844.59
  1991/07/31      13465.27                    13998.89
  1991/08/31      13747.96                    14266.15
  1991/09/30      14003.31                    14511.56
  1991/10/31      14169.01                    14677.18
  1991/11/30      14304.58                    14845.70
  1991/12/31      14755.84                    15208.28
  1992/01/31      14567.02                    15070.57
  1992/02/29      14604.81                    15130.08
  1992/03/31      14552.24                    15070.57
  1992/04/30      14634.02                    15203.01
  1992/05/31      14901.46                    15438.68
  1992/06/30      15111.58                    15667.23
  1992/07/31      15467.26                    15978.72
  1992/08/31      15610.27                    16138.55
  1992/09/30      15791.86                    16357.63
  1992/10/31      15558.80                    16145.40
  1992/11/30      15598.51                    16084.05
  1992/12/31      15807.52                    16299.44
  1993/01/31      16122.59                    16616.46
  1993/02/28      16444.28                    16878.46
  1993/03/31      16552.29                    16945.60
  1993/04/30      16653.93                    17081.99
  1993/05/31      16665.63                    17044.08
  1993/06/30      16996.04                    17311.60
  1993/07/31      17127.68                    17353.99
  1993/08/31      17504.45                    17629.15
  1993/09/30      17554.58                    17702.35
  1993/10/31      17649.10                    17749.75
  1993/11/30      17548.04                    17650.75
  1993/12/31      17624.32                    17731.58
  1994/01/31      17810.45                    17928.54
  1994/02/28      17466.22                    17663.38
  1994/03/31      17127.89                    17371.90
  1994/04/30      17059.79                    17253.67
  1994/05/31      17000.92                    17265.26
  1994/06/30      16996.21                    17267.63
  1994/07/31      17157.50                    17516.19
  1994/08/31      17155.46                    17570.96
  1994/09/30      17070.31                    17409.29
  1994/10/31      17071.35                    17406.92
  1994/11/30      17120.29                    17327.93
  1994/12/31      17189.62                    17389.28
  1995/01/31      17376.46                    17682.34
  1995/02/28      17591.30                    18049.13
  1995/03/31      17681.19                    18152.35
  1995/04/30      17855.50                    18376.43
  1995/05/31      18291.66                    18932.01
  1995/06/30      18399.89                    19058.93
  1995/07/31      18390.05                    19061.56
  1995/08/31      18537.65                    19235.08
  1995/09/30      18668.17                    19374.37
  1995/10/31      18855.55                    19590.29
  1995/11/30      19076.62                    19847.81
  1995/12/31      19285.68                    20055.82
  1996/01/31      19445.07                    20228.82
  1996/02/29      19204.84                    19991.31
  1996/03/31      19130.46                    19888.36
  1996/04/30      19033.78                    19818.05
  1996/05/31      19010.54                    19803.04
  1996/06/30      19184.63                    20013.43
  1996/07/31      19234.90                    20072.94
  1996/08/31      19267.14                    20088.74
  1996/09/30      19497.03                    20368.63
  1996/10/31      19804.08                    20728.58
  1996/11/30      20050.27                    21001.90
  1996/12/31      19943.11                    20867.34
  1997/01/31      20007.26                    20948.44
  1997/02/28      20024.15                    20988.47
  1997/03/31      19899.32                    20843.65
  1997/04/30      20117.59                    21088.52
  1997/05/31      20242.77                    21263.63
  1997/06/30      20422.17                    21457.69
  1997/07/31      20815.77                    21894.25
  1997/08/31      20716.06                    21784.19
  1997/09/30      20948.64                    22037.50
  1997/10/31      21146.20                    22281.58
  1997/11/28      21164.62                    22330.82
IMATRL PRASUN   SHR__CHT 19971130 19971211 164814 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class T on November 30, 1987, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $21,165 - a 111.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,331 - a 123.31% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
             YEARS ENDED NOVEMBER 30,

                                1997   1996     1995     1994     1993

DIVIDEND RETURN               6.03%    6.49%    6.56%    5.46%    7.80%

CAPITAL APPRECIATION RETURN   -0.47%   -1.39%    4.87%   -7.90%    4.70%

TOTAL RETURN                  5.56%    5.10%    11.43%   -2.44%   12.50%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1997   PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               4.92(CENTS)   29.88(CENTS)   61.74(CENTS)

ANNUALIZED DIVIDEND RATE          5.66%         5.67%          5.90%

30-DAY ANNUALIZED YIELD           5.20%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.57 over the past one month, $10.52 over the past six months and $10.47 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 2.75% sales charge.
ADVISOR INTERMEDIATE BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994.
Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T and reflect Class T's
0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%,
respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND - CLASS B               4.83%    32.13%   111.93%

ADVISOR INTERMEDIATE BOND - CLASS B               1.85%    32.13%   111.93%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/          6.33%    38.84%   123.31%
 CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT                6.57%    39.47%   124.91%
 FUNDS AVERAGE

SHORT-INTERMEDIATE INVESTMENT GRADE               5.51%    30.68%   97.81%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. You can also compare the fund's performance to averages calculated by Lipper Analytical Services, Inc. The fund formerly was included in Lipper's intermediate investment grade debt funds category (which included 195 funds for the past one year), but will be included in the short-intermediate investment grade debt funds category (107 funds) in the future. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997            PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND - CLASS B         4.83%    5.73%    7.80%

ADVISOR INTERMEDIATE BOND - CLASS B         1.85%    5.73%    7.80%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/    6.33%    6.78%    8.37%
 CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT          6.57%    6.86%    8.42%
 FUNDS AVERAGE

SHORT-INTERMEDIATE INVESTMENT GRADE         5.51%    5.49%    7.04%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971211 155825 S00000000000001
             FA Intermed Bond -CL B      LB Intermediate Govt/Corp
             00687                       LB007
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.51                    10105.06
  1988/01/31      10406.16                    10363.63
  1988/02/29      10561.96                    10478.96
  1988/03/31      10480.00                    10438.68
  1988/04/30      10457.85                    10421.30
  1988/05/31      10396.53                    10375.22
  1988/06/30      10588.92                    10540.58
  1988/07/31      10577.84                    10518.19
  1988/08/31      10607.78                    10533.99
  1988/09/30      10803.69                    10716.73
  1988/10/31      10948.48                    10862.34
  1988/11/30      10880.87                    10769.66
  1988/12/31      10890.88                    10779.14
  1989/01/31      11009.38                    10892.36
  1989/02/28      10983.30                    10847.33
  1989/03/31      11026.71                    10894.20
  1989/04/30      11212.19                    11111.96
  1989/05/31      11423.05                    11332.61
  1989/06/30      11701.37                    11618.31
  1989/07/31      11948.92                    11856.86
  1989/08/31      11787.55                    11703.62
  1989/09/30      11843.19                    11758.91
  1989/10/31      12090.30                    12007.48
  1989/11/30      12189.75                    12122.28
  1989/12/31      12209.84                    12155.46
  1990/01/31      12088.41                    12077.52
  1990/02/28      12128.17                    12121.49
  1990/03/31      12111.21                    12137.29
  1990/04/30      12032.91                    12095.16
  1990/05/31      12318.70                    11939.81
  1990/06/30      12483.40                    12526.46
  1990/07/31      12650.07                    12700.25
  1990/08/31      12544.47                    12648.11
  1990/09/30      12637.20                    12745.80
  1990/10/31      12756.29                    12893.78
  1990/11/30      12977.10                    12636.79
  1990/12/31      13175.94                    13268.47
  1991/01/31      13273.89                    13403.02
  1991/02/28      13380.35                    13510.19
  1991/03/31      13465.12                    13602.09
  1991/04/30      13615.30                    13750.33
  1991/05/31      13687.93                    13834.85
  1991/06/30      13692.05                    13844.59
  1991/07/31      13846.04                    13998.89
  1991/08/31      14136.72                    14266.15
  1991/09/30      14399.30                    14511.56
  1991/10/31      14569.68                    14677.18
  1991/11/30      14709.08                    14845.70
  1991/12/31      15173.10                    15208.28
  1992/01/31      14978.95                    15070.57
  1992/02/29      15017.80                    15130.08
  1992/03/31      14963.75                    15070.57
  1992/04/30      15047.83                    15203.01
  1992/05/31      15322.84                    15438.68
  1992/06/30      15538.90                    15667.23
  1992/07/31      15904.64                    15978.72
  1992/08/31      16051.69                    16138.55
  1992/09/30      16238.42                    16357.63
  1992/10/31      15998.76                    16145.40
  1992/11/30      16039.60                    16084.05
  1992/12/31      16254.52                    16299.44
  1993/01/31      16578.50                    16616.46
  1993/02/28      16909.29                    16878.46
  1993/03/31      17020.35                    16945.60
  1993/04/30      17124.86                    17081.99
  1993/05/31      17136.89                    17044.08
  1993/06/30      17476.65                    17311.60
  1993/07/31      17612.01                    17353.99
  1993/08/31      17999.43                    17629.15
  1993/09/30      18050.99                    17702.35
  1993/10/31      18148.17                    17749.75
  1993/11/30      18044.26                    17650.75
  1993/12/31      18122.70                    17731.58
  1994/01/31      18314.09                    17928.54
  1994/02/28      17960.12                    17663.38
  1994/03/31      17612.23                    17371.90
  1994/04/30      17542.20                    17253.67
  1994/05/31      17481.67                    17265.26
  1994/06/30      17476.82                    17267.63
  1994/07/31      17623.68                    17516.19
  1994/08/31      17608.67                    17570.96
  1994/09/30      17509.24                    17409.29
  1994/10/31      17480.77                    17406.92
  1994/11/30      17519.35                    17327.93
  1994/12/31      17560.59                    17389.28
  1995/01/31      17740.01                    17682.34
  1995/02/28      17949.48                    18049.13
  1995/03/31      18046.63                    18152.35
  1995/04/30      18195.93                    18376.43
  1995/05/31      18646.85                    18932.01
  1995/06/30      18763.00                    19058.93
  1995/07/31      18724.47                    19061.56
  1995/08/31      18864.49                    19235.08
  1995/09/30      18987.28                    19374.37
  1995/10/31      19167.41                    19590.29
  1995/11/30      19379.92                    19847.81
  1995/12/31      19581.95                    20055.82
  1996/01/31      19716.12                    20228.82
  1996/02/29      19481.01                    19991.31
  1996/03/31      19376.09                    19888.36
  1996/04/30      19285.07                    19818.05
  1996/05/31      19230.91                    19803.04
  1996/06/30      19415.51                    20013.43
  1996/07/31      19435.99                    20072.94
  1996/08/31      19456.90                    20088.74
  1996/09/30      19678.94                    20368.63
  1996/10/31      19997.61                    20728.58
  1996/11/30      20216.41                    21001.90
  1996/12/31      20096.57                    20867.34
  1997/01/31      20169.83                    20948.44
  1997/02/28      20175.64                    20988.47
  1997/03/31      20036.10                    20843.65
  1997/04/30      20225.06                    21088.52
  1997/05/31      20358.51                    21263.63
  1997/06/30      20527.70                    21457.69
  1997/07/31      20891.30                    21894.25
  1997/08/31      20798.47                    21784.19
  1997/09/30      21000.78                    22037.50
  1997/10/31      21187.11                    22281.58
  1997/11/28      21193.48                    22330.82
IMATRL PRASUN   SHR__CHT 19971130 19971211 155827 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997 the value of the investment would have been $21,193 - a 111.93% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,331 - a 123.31% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1997      1996     1995     1994    1993

DIVIDEND RETURN               5.30%    5.81%    5.74%    5.08%   7.80%

CAPITAL APPRECIATION RETURN   -0.47%   -1.49%    4.88%   -7.99    4.70%
                                                         %

TOTAL RETURN                  4.83%    4.32%    10.62%   -2.91   12.50%
                                                         %

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1997   PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               4.32(CENTS)   26.24(CENTS)   54.43(CENTS)

ANNUALIZED DIVIDEND RATE          4.98%         4.98%          5.20%

30-DAY ANNUALIZED YIELD           4.65%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.55 over the past one month, $10.50 over the past six months and $10.46 over the past one year you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 4.56%.
ADVISOR INTERMEDIATE BOND FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after November 3, 1997. Returns between June 30,
1994 and November 3, 1997 are those of Class B and reflect Class B's
0.90% 12b-1 fee/shareholder service fee (1.00% prior to January 1,
1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September
10, 1992 are those of the Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C's contingent deferred sales charge included in the past one year is 1%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND - CLASS C               4.82%    32.19%   112.02%

ADVISOR INTERMEDIATE BOND - CLASS C               3.82%    32.19%   112.02%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/          6.33%    38.84%   123.31%
 CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT                6.57%    39.47%   124.91%
 FUNDS AVERAGE

SHORT-INTERMEDIATE INVESTMENT GRADE               5.51%    30.68%   97.81%
 DEBT FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. You can also compare the fund's performance to averages calculated by Lipper Analytical Services, Inc. The fund formerly was included in Lipper's intermediate investment grade debt funds category (which included 195 funds for the past one year), but will be included in the short-intermediate investment grade debt funds category (107 funds) in the future. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997            PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND - CLASS C         4.82%    5.74%    7.80%

ADVISOR INTERMEDIATE BOND - CLASS C         3.82%    5.74%    7.80%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/    6.33%    6.78%    8.37%
 CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT          6.57%    6.86%    8.42%
 FUNDS AVERAGE

SHORT-INTERMEDIATE INVESTMENT GRADE         5.51%    5.49%    7.04%
 DEBT FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19980120 080306 S00000000000001
             FA Intermed Bond -CL C      LB Intermediate Govt/Corp
             00524                       LB007
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.50                    10105.06
  1988/01/31      10406.16                    10363.63
  1988/02/29      10561.95                    10478.96
  1988/03/31      10479.99                    10438.68
  1988/04/30      10457.84                    10421.30
  1988/05/31      10396.52                    10375.22
  1988/06/30      10588.90                    10540.58
  1988/07/31      10577.84                    10518.19
  1988/08/31      10607.77                    10533.99
  1988/09/30      10803.68                    10716.73
  1988/10/31      10948.46                    10862.34
  1988/11/30      10880.87                    10769.66
  1988/12/31      10890.88                    10779.14
  1989/01/31      11009.37                    10892.36
  1989/02/28      10983.30                    10847.33
  1989/03/31      11026.70                    10894.20
  1989/04/30      11212.18                    11111.96
  1989/05/31      11423.03                    11332.61
  1989/06/30      11701.36                    11618.31
  1989/07/31      11948.91                    11856.86
  1989/08/31      11787.54                    11703.62
  1989/09/30      11843.18                    11758.91
  1989/10/31      12090.29                    12007.48
  1989/11/30      12189.74                    12122.28
  1989/12/31      12209.85                    12155.46
  1990/01/31      12088.39                    12077.52
  1990/02/28      12128.15                    12121.49
  1990/03/31      12111.20                    12137.29
  1990/04/30      12032.91                    12095.16
  1990/05/31      12318.69                    11939.81
  1990/06/30      12483.39                    12526.46
  1990/07/31      12650.06                    12700.25
  1990/08/31      12544.45                    12648.11
  1990/09/30      12637.20                    12745.80
  1990/10/31      12756.29                    12893.78
  1990/11/30      12977.09                    12636.79
  1990/12/31      13175.94                    13268.47
  1991/01/31      13273.88                    13403.02
  1991/02/28      13380.33                    13510.19
  1991/03/31      13465.11                    13602.09
  1991/04/30      13615.29                    13750.33
  1991/05/31      13687.92                    13834.85
  1991/06/30      13692.05                    13844.59
  1991/07/31      13846.04                    13998.89
  1991/08/31      14136.70                    14266.15
  1991/09/30      14399.28                    14511.56
  1991/10/31      14569.68                    14677.18
  1991/11/30      14709.06                    14845.70
  1991/12/31      15173.09                    15208.28
  1992/01/31      14978.22                    15070.57
  1992/02/29      15017.72                    15130.08
  1992/03/31      14963.47                    15070.57
  1992/04/30      15048.89                    15203.01
  1992/05/31      15324.73                    15438.68
  1992/06/30      15542.05                    15667.23
  1992/07/31      15908.96                    15978.72
  1992/08/31      16055.26                    16138.55
  1992/09/30      16238.80                    16357.63
  1992/10/31      15998.50                    16145.40
  1992/11/30      16039.49                    16084.05
  1992/12/31      16254.93                    16299.44
  1993/01/31      16580.13                    16616.46
  1993/02/28      16912.06                    16878.46
  1993/03/31      17023.25                    16945.60
  1993/04/30      17127.78                    17081.99
  1993/05/31      17139.72                    17044.08
  1993/06/30      17480.50                    17311.60
  1993/07/31      17616.30                    17353.99
  1993/08/31      18004.93                    17629.15
  1993/09/30      18056.25                    17702.35
  1993/10/31      18153.38                    17749.75
  1993/11/30      18049.39                    17650.75
  1993/12/31      18127.91                    17731.58
  1994/01/31      18319.85                    17928.54
  1994/02/28      17965.13                    17663.38
  1994/03/31      17616.44                    17371.90
  1994/04/30      17546.43                    17253.67
  1994/05/31      17485.86                    17265.26
  1994/06/30      17480.76                    17267.63
  1994/07/31      17627.96                    17516.19
  1994/08/31      17613.10                    17570.96
  1994/09/30      17513.53                    17409.29
  1994/10/31      17485.00                    17406.92
  1994/11/30      17523.80                    17327.93
  1994/12/31      17565.03                    17389.28
  1995/01/31      17744.97                    17682.34
  1995/02/28      17954.95                    18049.13
  1995/03/31      18052.31                    18152.35
  1995/04/30      18201.80                    18376.43
  1995/05/31      18653.68                    18932.01
  1995/06/30      18769.89                    19058.93
  1995/07/31      18731.13                    19061.56
  1995/08/31      18871.86                    19235.08
  1995/09/30      18994.89                    19374.37
  1995/10/31      19175.41                    19590.29
  1995/11/30      19388.53                    19847.81
  1995/12/31      19591.22                    20055.82
  1996/01/31      19725.94                    20228.82
  1996/02/29      19489.89                    19991.31
  1996/03/31      19384.81                    19888.36
  1996/04/30      19293.64                    19818.05
  1996/05/31      19239.24                    19803.04
  1996/06/30      19424.68                    20013.43
  1996/07/31      19445.61                    20072.94
  1996/08/31      19465.84                    20088.74
  1996/09/30      19688.50                    20368.63
  1996/10/31      20008.04                    20728.58
  1996/11/30      20227.40                    21001.90
  1996/12/31      20107.29                    20867.34
  1997/01/31      20181.08                    20948.44
  1997/02/28      20186.54                    20988.47
  1997/03/31      20046.52                    20843.65
  1997/04/30      20236.27                    21088.52
  1997/05/31      20370.13                    21263.63
  1997/06/30      20539.56                    21457.69
  1997/07/31      20904.04                    21894.25
  1997/08/31      20811.24                    21784.19
  1997/09/30      21014.01                    22037.50
  1997/10/31      21200.88                    22281.58
  1997/11/28      21201.86                    22330.82
IMATRL PRASUN   SHR__CHT 19971130 19980120 080309 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997 the value of the investment would have been $21,202 - a 112.02% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,331 - a 123.31% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED NOVEMBER 30,

                        1997    1996     1995     1994     1993

DIVIDEND RETURN        5.28%    5.81%    5.74%    5.08%   7.80%

CAPITAL APPRECIATION   -0.46%   -1.49%    4.88%   -7.99    4.70%
 RETURN                                           %

TOTAL RETURN           4.82%    4.32%    10.62%   -2.91   12.50%
                                                  %

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED NOVEMBER 30, 1997   LIFE OF
                                 CLASS

DIVIDENDS PER SHARE              3.62(CENTS)

ANNUALIZED DIVIDEND RATE         4.63%

30-DAY ANNUALIZED YIELD          -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. The annual dividend rate is based on an average net asset value of $10.57 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer more stable operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a generally favorable
investing climate for bonds during
the 12 months that ended
November 30, 1997. The Lehman
Brothers Aggregate Bond Index -
a broad measure of the U.S.
taxable bond market - returned
7.55% during this time. Through
the first half of the period, bonds
suffered from the perception of an
accelerating economy and, in turn,
that inflation would make an
appearance. In a move largely
expected by investors, the Federal
Reserve Board raised a key
short-term interest rate by 0.25% in
March to try to curb an inflation
uptick. Spurred on by encouraging
economic data, as well as the Fed's
reluctance to raise rates further,
bond markets rallied from April
through July. While some of the
market's gains evaporated in
August, a strong September and
October helped ease the pain.
When financial trouble erupted in
Asia in late October, the bond
market attracted wary stock
investors in search of investments
that offered less volatility. Treasury
bonds also fared especially well in
this `flight to quality,' as interest
rates on the 30-year bond hovered
around - and in some instances
below - the 6% mark toward the
end of the period. Sustained
economic growth and demand for
higher yields aided corporate
bonds. The Lehman Brothers
Corporate Bond Index returned
7.57% during the period.
Mortgage-backed securities -
despite increased prepayment
activity in November due to falling
rates - also performed relatively
well. The Salomon Brothers
Mortgage Index returned 7.80%
during the 12-month period.
An interview with Kevin Grant, Portfolio Manager of Advisor
Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the 12 months that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had total returns of 5.81%, 5.56%, 4.83% and 4.82%, respectively. This compares with the 6.33% return of the Lehman Brothers Intermediate Government/Corporate Bond Index over the same period.
Q. HOW DID PERFORMANCE STACK UP AGAINST THE FUND'S PEERS?
A. The fund's Class A and Class T shares outperformed the Lipper peer group - Lipper's short-intermediate investment grade debt funds average - which recorded a return of 5.51% for the 12-month period. Lipper historically placed the fund in its intermediate investment grade debt funds average, so this peer group is a new one for the fund. The short-intermediate category turns out to be a better fit because Lipper's definition of "intermediate" differs from the fund's. The funds in Lipper's intermediate category tend to have longer maturities, and more interest-rate sensitivity, than the fund and the Lehman Brothers index.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund was overweighted in corporate bonds, relative to the index, which helped performance during the period. As of November 30, the fund was about 42% invested in corporate bonds, of which about 14% was invested in asset-backed securities, while the index was only about 24% weighted in corporate bonds. As a result, about 42% of the fund's investments provided better yields than government securities. Also, because most of the fund's holdings in corporate bonds, including asset-backed securities, have short maturities, they had minimal price risk relative to Treasuries. So the fund reaped the rewards of the yield advantage, while only taking on a small amount of increased risk.
Q. WHAT TYPES OF SECURITIES WERE PARTICULARLY STRONG PERFORMERS?
A. Bank bonds performed quite well during the period, as this sector of the corporate market reaped the benefits of improving credit quality through consolidation in the industry. Many A-rated banks were being acquired by Aa-rated banks, so by owning bonds issued by the A-rated banks, the fund benefited from the credit upgrades of these securities. The fund was about 8% invested in banks, while the index was only about 3% weighted in this sector - a position that helped the fund. Putable corporate bonds - issues that give investors the option to redeem the securities at some point prior to their actual maturities - also were attractive during the period. Put bonds are structured so that they perform well as long as interest rates move - either up or down. The fund owned putable bonds in Motorola, Sears Roebuck, Phillip Morris, Wachovia, US Bancorp and Freddie Mac during the period, all of which performed well because interest rates moved - even though the movements were only within an average range of volatility.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. During the period, the fund held a small position in South Korean yankee bonds - dollar-denominated bonds issued in the U.S. by foreign governments or corporations - which slightly hurt returns. As financial problems in Southeast Asia rolled over into Korea, these securities suffered. However, the fund sold that position by the end of the period, minimizing the negative effect during the period.
Q. WERE THERE ANY OTHER CHANGES TO THE FUND?
A. Yes. The fund's board of trustees authorized a change to the debt-quality policy of the fund, effective February 28, 1998, to allow it to invest without limitation in the lowest tier of investment-grade securities - which are Baa-quality, according to Moody's - and to reserve the right to invest up to 5% in below Baa-quality securities. However, the fund does not intend to invest in securities that are rated below Baa-quality under normal conditions. By modifying the debt-quality policy, Fidelity anticipates more opportunities to add value through its credit analysis, without significantly increasing the risk of the fund.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. I think we're entering an environment that likely will be tougher for financial assets in general. The events in Southeast Asia are significant and I think the ramifications have yet to be felt around the world. At the same time, the U.S. economy is strong. So, at the end of the period, we watched as two counteracting factors created some degree of balance. Going forward, I don't know which side of the equation will tip the scales. Either way, I think we're going into a period of higher volatility. Even though the investing environment will get a bit tougher, more buying opportunities should arise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN GRANT ON INVESTING IN
ASSET-BACKED SECURITIES:
"A typical asset-backed security is
a pool of credit cards. Credit card
companies generally charge
customers a high rate of interest
so that they can cover defaults
and delinquencies. If a credit card
company charges customers an
average of 16% interest, and it is
paying investors about 7% interest
on its credit card bond, the company
can use 9% of its portfolio each year
to cover defaults and delinquencies
and still make its interest payments
to bond investors. On top of that,
these securities have triggers,
meaning that even if delinquencies
and defaults get to a high enough
level, the bond will be paid off
automatically. Asset-backed
securities usually carry a Triple-A
rating because of this structure.
Of course, the market knows this,
so there aren't any real bargains
out there. However, I believe
asset-backed securities are a
safe alternative to other types
of corporate bonds."
FUND FACTS
GOAL: seeks to provide a high
current income by investing in
investment grade debt securities
START DATE: February 2, 1984
SIZE: as of November 30,
1997, more than $482 million
MANAGER: Kevin Grant, since
1995; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF NOVEMBER 30, 1997
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                    INVESTMENTS    6 MONTHS AGO

AAA                 59.1            63.0

AA                  10.0            8.3

A                   22.3            21.5

BAA                 5.9             4.7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   5.9   5.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.3   3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997* AS OF MAY 31, 1997 **

CORPORATE BONDS 42.7%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 29.7%
MORTGAGE-BACKED
SECURITIES 16.4%
FOREIGN GOVERNMENT
OBLIGATIONS 4.8%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 2.7%
CORPORATE BONDS 33.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 38.8%
MORTGAGE-BACKED
SECURITIES 20.2%
FOREIGN GOVERNMENT
OBLIGATIONS 3.6%
OTHER 1.0%
SHORT-TERM
INVESTMENTS 2.5%
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 16.4
ROW: 1, COL: 5, VALUE: 29.7
ROW: 1, COL: 6, VALUE: 42.7
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 3.6
ROW: 1, COL: 4, VALUE: 20.2
ROW: 1, COL: 5, VALUE: 37.8
ROW: 1, COL: 6, VALUE: 33.4

* FOREIGN
 INVESTMENTS 12.0%
** FOREIGN
 INVESTMENTS 9.9%
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 42.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 2,940,325
ENERGY - 1.6%
OIL & GAS - 1.6%
Apache Corp. 9 1/4%, 6/1/02    7,075,000  7,823,960
FINANCE - 33.0%
ASSET-BACKED SECURITIES - 13.8%
Aesop Funding II LLC 6.22%, 10/20/01 (b)    8,000,000  7,999,687
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02    5,000,000  5,012,500
Capital Equipment Receivables Trust 6.11%, 7/15/99   7,670,000
7,686,567
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02     2,494,859  2,507,918
 6.76%, 9/15/02     935,572  940,031
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02     861,778  865,811
 5.90%, 7/15/03    2,429,376  2,421,025
Citibank Credit Card Master Trust I 6.46%, 8/15/02   10,000,000
10,056,250
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12    5,000,000  4,994,532
Ford Credit Auto Owner Trust 6.40%, 5/15/02    1,460,000  1,458,175
Ford Credit Grantor Trust 5.90%, 10/15/00    1,845,734  1,844,293
KeyCorp Auto Grantor Trust 5.80%, 7/15/00     78,920  78,707
MBNA Master Credit Card Trust II 6.56%, 1/15/07   10,000,000
10,117,200
PNC Student Loan Trust I 6.314%, 1/25/01     5,000,000  5,006,250
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06     315,398  314,903
Sears Credit Account Master Trust II
6 1/2%, 10/15/03    3,400,000  3,419,108
Standard Credit Card Master Trust I
7.65%, 2/15/00    1,200,000  1,203,375
  65,926,332
BANKS - 8.4%
ABN Amro Bank NV 6 5/8%, 10/31/01    2,750,000  2,789,435
Banc One Corp. 6.70%, 3/24/00    1,900,000  1,916,625
Bank of Boston 6 3/8%, 8/11/00    2,620,000  2,628,279
Banponce Financial Corp.:
 6.69%, 9/21/00    2,250,000  2,263,140
 6 3/4%, 8/9/01    3,850,000  3,872,831
Citicorp. 7.20%, 6/15/07    1,580,000  1,644,085
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Kansallis-Osake-Pankki 10%, 5/1/02   $ 650,000 $ 736,710
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,198,060
Provident Bank 6 1/8%, 12/15/00    5,000,000  4,958,150
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02    4,600,000  4,937,502
Star Banc Corp. 6.80%, 5/1/99    2,400,000  2,423,520
US Bancorp 7 1/2%, 6/1/26    2,000,000  2,148,000
Union Planters National Bank 6.81%, 8/20/01    1,500,000  1,520,625
Wachovia Corp. 6.605%, 10/1/25    5,000,000  5,075,000
  40,111,962
CREDIT & OTHER FINANCE - 8.6%
Associates Corp. of North America
6 1/2%, 9/9/98    5,000,000  5,019,450
Chrysler Financial Corp.:
 6.16%, 7/28/99    5,000,000  5,003,850
 6 3/8%, 1/28/00    2,580,000  2,584,386
CIT Group Holdings, Inc. 6 1/4%, 9/30/99    4,560,000  4,561,961
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,574,425
Ford Motor Credit Co. 7 3/4%, 11/15/02    100,000  105,464
General Electric Capital Corp. 6.83%,
4/13/09 (a)    2,530,000  2,553,478
General Motors Acceptance Corp. 6.65%, 5/24/00   2,000,000  2,015,980
Morgan Guaranty Trust Co. 5 3/4%, 10/8/99    10,000,000  9,913,800
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,770,375
Sears Roebuck Acceptance Corp. 6.15%, 11/15/05   5,000,000  4,935,350
  41,038,519
INSURANCE - 2.2%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,065,840
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,282,051
  10,347,891
TOTAL FINANCE   157,424,704
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc. 7.10%, 8/1/26    6,000,000  6,080,160
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NONDURABLES - 1.3%
TOBACCO - 1.3%
Philip Morris Companies, Inc.:
 6 3/8%, 1/15/98   $ 250,000 $ 250,025
 6.95%, 6/1/06    6,000,000  6,132,960
  6,382,985
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Penney (J.C.) Co., Inc. 6.95%, 4/1/00    1,800,000  1,825,488
TECHNOLOGY - 3.2%
COMPUTER SERVICES & SOFTWARE - 1.1%
First Data Corp. 6 5/8%, 4/1/03    5,000,000  5,045,000
ELECTRONICS - 2.1%
Motorola, Inc. 6 1/2%, 9/1/25    5,000,000  5,116,200
Texas Instruments, Inc. 6 7/8%, 7/15/00    5,000,000  5,064,250
  10,180,450
TOTAL TECHNOLOGY   15,225,450
UTILITIES - 1.3%
ELECTRIC UTILITY - 1.3%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14    940,000  1,040,185
DR Investment UK yankee 7.10%, 5/15/02 (b)    5,000,000  5,140,750
Virginia Electric & Power Co. 1st & Ref. Mtg.,
7 3/8%, 7/1/02    150,000  156,206
TOTAL UTILITIES   6,337,141
TOTAL NONCONVERTIBLE BONDS
(Cost $203,073,686)   204,040,213
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 29.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 19.1%
6 7/8%, 3/31/00   $ 21,500,000 $ 21,990,415
6 3/8%, 3/31/01    40,400,000  41,037,512
7 7/8%, 8/15/01    395,000  421,046
7%, 7/15/06    11,200,000  12,012,000
12 3/4%, 11/15/10 (callable)    10,998,000  15,639,486
  91,100,459
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Farm Credit Bank Consolidated Systemwide
6.55%, 2/7/04    740,000  759,307
Federal Home Loan Bank:
 7.31%, 6/16/04    3,830,000  4,074,775
 7.38%, 8/5/04    1,930,000  2,064,791
 7.70%, 9/20/04    1,250,000  1,355,463
Federal Home Loan Mortgage Corp.:
 7.59%, 2/14/00    2,500,000  2,584,375
 5.035%, 4/28/03    15,000,000  14,883,150
 8.115%, 1/31/05    5,460,000  6,066,551
Federal National Mortgage Association
6.72%, 8/1/05    2,230,000  2,298,283
Financing Corp. stripped principal:
 0%, 5/30/00    1,000,000  864,390
 0%, 6/6/02    2,800,000  2,139,508
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency) Class 2-E, 9.40%, 5/15/02    904,378  961,553
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1994-A, 7.12%, 4/15/06    315,882  327,308
  Series 1994-C, 6.61%, 9/15/99    57,709  58,016
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  8%, 11/15/01    1,740,000  1,858,111
  6 1/8%, 3/15/03    680,000  679,769
  6 5/8%, 2/15/04    140,000  144,271
  7 5/8%, 8/15/04    840,000  910,477
  5.89%, 8/15/05    2,070,000  2,042,036
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates:
  Series 1995-A, 8.24%, 8/1/04    1,030,000  1,143,094
  Series 1996-A, 6.92%, 8/1/04    5,360,000  5,582,118
  50,797,346
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $140,902,292)   141,897,805
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.4%
5 1/2%, 12/1/02 to 6/1/03   $ 2,194,650 $ 2,126,006
7%, 11/1/00 to 6/1/01    2,724,469  2,756,168
9 1/2%, 1/1/17    53,015  57,007
10%, 4/1/05 to 10/1/10    388,126  417,249
10 1/4%, 12/1/09    37,802  40,881
10 1/2%, 5/1/21    740,401  816,736
11%, 12/1/11    43,834  48,590
11 1/2%, 10/1/15    122,373  137,385
11 3/4%, 10/1/10    90,551  102,379
  6,502,401
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.6%
5 1/2%, 5/1/03 to 3/1/11    3,889,444  3,767,687
6%, 5/1/01 to 3/1/11    1,884,502  1,864,289
9 1/2%, 2/1/25    3,371,668  3,641,368
10%, 1/1/20    103,935  113,971
10 1/2%, 7/1/11 to 8/1/20    519,540  579,972
11%, 8/1/15    2,242,592  2,501,791
12 1/2%, 2/1/11 to 2/1/15    109,489  129,429
  12,598,507
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.1%
7%, 11/1/22 to 11/1/27    5,084,410  5,115,719
8%, 2/1/02 to 6/1/25    4,234,387  4,364,553
8 1/2%, 4/1/17 to 12/1/21    747,214  789,909
9%, 5/1/16 to 10/1/18    3,434,713  3,720,266
10%, 8/1/18 to 1/1/26    4,133,293  4,610,681
11%, 12/1/09 to 10/1/20    1,155,117  1,315,808
11 1/2%, 3/1/10 to 2/1/19    3,673,337  4,230,092
  24,147,028
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $42,425,722)   43,247,936
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Federal Home Loan Mortgage Corporation:
 planned amortization class Series 1645 Class ZA,
 5 1/2%, 4/15/05   $ 11,143,122 $ 10,960,297
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02    4,019,227  4,020,477
TOTAL U.S. GOVERNMENT AGENCY-
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,833,172)   14,980,774
COMMERCIAL MORTGAGE SECURITIES - 4.2%
BKB Commercial Mortgage Trust Series 1997-C1 (b):
 Class A-1, 6 7/8%, 2/25/43    1,972,998  1,969,299
 Class B, 7.21%, 2/25/43 (c)    4,000,000  4,006,718
CBM Funding Corp. sequential pay Series 1996-1
Class A-1, 7.55%, 7/1/99    127,148  128,682
CS First Boston Mortgage Securities Corp.
Series 1995-WF1 Class A-2, 6.648%, 12/21/27   5,000,000  5,000,000
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (b)    1,000,000  1,060,300
First Union - Lehman Brothers Commercial Mortgage
Trust sequential pay Series 1997-C2 Class A3,
6.65%, 12/18/07    4,000,000  4,006,250
Structured Asset Securities Corp. sequential pay
Series 1995-C4 Class A-1A, 6.90%, 6/25/26    177,582  177,582
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2, 6.602%, 11/15/07 (b)    2,500,000
2,491,797
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (b)    935,450  942,091
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,703,683)   19,782,719
FOREIGN GOVERNMENT OBLIGATIONS - 4.8%
Alberta Province yankee 9 1/4%, 4/1/00    2,200,000  2,342,450
Canadian Government yankee 6 1/8%, 7/15/02    5,000,000  5,012,500
Export Development Corp. yankee
8 1/8%, 8/10/99    740,000  762,992
FOREIGN GOVERNMENT OBLIGATIONS  - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Manitoba Province yankee:
 6 3/8%, 10/15/99   $ 2,590,000 $ 2,598,728
 6 7/8%, 9/15/02    5,000,000  5,118,950
Quebec Province yankee 6.86%, 4/15/26 (a)    5,000,000  5,125,550
Slovenian Republic euro 7%, 8/6/01    2,080,000  2,083,120
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $22,690,392)   23,044,290
SUPRANATIONAL OBLIGATIONS - 3.2%
African Development Bank 8.70%, 5/1/01    4,500,000  4,848,300
Inter-American Development Bank yankee
6.29%, 7/16/27    10,000,000  10,268,200
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $14,313,980)   15,116,500
CERTIFICATES OF DEPOSIT - 0.5%
Canadian Imperial Bank of Commerce (NY Branch)
yankee 6.20%, 8/1/00 (Cost $2,503,750)    2,500,000  2,497,500
CASH EQUIVALENTS - 2.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97   $ 12,989,167  12,983,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $473,429,677)  $ 477,590,737
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,610,642 or 4.9% of net assets.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 89.0% AAA, AA, A 86.2%
Baa 5.9% BBB  6.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.0%.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $473,515,361. Net unrealized appreciation aggregated $4,075,376, of which $5,651,688 related to appreciated investment securities and $1,576,312 related to depreciated investment securities.
At November 30, 1997, the fund had a capital loss carryforward of approximately $15,259,000 of which $2,841,000, $1,035,000, $134,000,
$9,840,000 and $1,409,000 will expire on November 30, 1998, 1999,
2002, 2004 and 2005 , respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 477,590,737
AGREEMENTS OF $12,983,000) (COST $473,429,677) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      68,580

RECEIVABLE FOR INVESTMENTS SOLD                                           25,147

INTEREST RECEIVABLE                                                       5,767,428

PREPAID EXPENSES                                                          13,782

 TOTAL ASSETS                                                             483,465,674

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 586,556

ACCRUED MANAGEMENT FEE                                        169,390

DISTRIBUTION FEES PAYABLE                                     75,123

OTHER PAYABLES AND ACCRUED EXPENSES                           158,066

 TOTAL LIABILITIES                                                        989,135

NET ASSETS                                                               $ 482,476,539

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 495,658,912

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          (1,999,021)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (15,344,412)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 4,161,060

NET ASSETS                                                               $ 482,476,539


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.56
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,818,829 (DIVIDED BY) 361,750 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.56)             $10.97

CLASS T:                                                           $10.56
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($278,869,303 (DIVIDED BY) 26,408,491 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.56)             $10.86

CLASS B:                                                           $10.54
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($22,200,906 (DIVIDED BY) 2,105,568 SHARES) A

CLASS C:                                                           $10.56
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($160,415 (DIVIDED BY) 15,191 SHARES) A

INSTITUTIONAL CLASS:                                               $10.57
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($177,427,086 (DIVIDED BY) 16,790,852 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                         $ 33,006,612
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 2,095,786

TRANSFER AGENT FEES                                         876,536

DISTRIBUTION FEES                                           834,999

ACCOUNTING FEES AND EXPENSES                                195,556

NON-INTERESTED TRUSTEES' COMPENSATION                       7,862

CUSTODIAN FEES AND EXPENSES                                 29,201

REGISTRATION FEES                                           91,318

AUDIT                                                       51,920

LEGAL                                                       11,323

MISCELLANEOUS                                               7,221

 TOTAL EXPENSES BEFORE REDUCTIONS                           4,201,722

 EXPENSE REDUCTIONS                                         (63,858)       4,137,864

NET INVESTMENT INCOME                                                      28,868,748

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      (1,460,647)

 FOREIGN CURRENCY TRANSACTIONS                              747            (1,459,900)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      (1,413,676)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (747)          (1,414,423)

NET GAIN (LOSS)                                                            (2,874,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 25,994,425
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            NOVEMBER 30,    NOVEMBER 30,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 28,868,748    $ 31,675,872
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (1,459,900)     (9,733,480)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        (1,414,423)     2,408,292

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             25,994,425      24,350,684
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (28,478,083)    (31,669,310)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 (8,667,273)     47,816,674

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (11,150,931)    40,498,048

NET ASSETS

 BEGINNING OF PERIOD                                         493,627,470     453,129,422

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS           $ 482,476,539   $ 493,627,470
OF NET INVESTMENT INCOME OF $1,999,021 AND
$2,016,748, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 E

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.590   $ 10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .615       .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.023)     .235 G

 TOTAL FROM INVESTMENT OPERATIONS                        .592       .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.622)     (.154)

NET ASSET VALUE, END OF PERIOD                          $ 10.560   $ 10.590

TOTAL RETURN B, C                                        5.81%      3.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 3,819    $ 687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% F     .90% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.93%      6.45% A

PORTFOLIO TURNOVER RATE                                  138%       200%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.610    $ 10.760    $ 10.260    $ 11.140    $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .625 C      .671 C      .649        .609        .785

 NET REALIZED AND UNREALIZED       (.058)      (.147)      .491        (.876)      .511
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .567        .524        1.140       (.267)      1.296
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.617)      (.674)      (.640)      (.555)      (.796)

 IN EXCESS OF NET                  -           -           -           (.058)      -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS               (.617)      (.674)      (.640)      (.613)      (.796)

NET ASSET VALUE, END OF PERIOD    $ 10.560    $ 10.610    $ 10.760    $ 10.260    $ 11.140

TOTAL RETURN A, B                  5.56%       5.10%       11.43%      (2.44)%     12.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 278,869   $ 262,103   $ 228,439   $ 141,866   $ 59,184
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .96%        .97%        .94% D      1.02% D     1.23%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .96%        .96% E      .94%        1.02%       1.23%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     5.97%       6.38%       6.20%       6.04%       6.81%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            138%        200%        189%        68%         59%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.590   $ 10.750   $ 10.250   $ 10.430

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .551 D     .597 D     .579       .204

 NET REALIZED AND UNREALIZED GAIN (LOSS)      (.057)     (.153)     .483       (.178)

 TOTAL FROM INVESTMENT OPERATIONS             .494       .444       1.062      .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.544)     (.604)     (.562)     (.187)

 IN EXCESS OF NET INVESTMENT INCOME           -          -          -          (.019)

 TOTAL DISTRIBUTIONS                          (.544)     (.604)     (.562)     (.206)

NET ASSET VALUE, END OF PERIOD               $ 10.540   $ 10.590   $ 10.750   $ 10.250

TOTAL RETURN B, C                             4.83%      4.32%      10.62%     0.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 22,201   $ 18,972   $ 15,830   $ 3,156

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.65% F    1.66% F    1.70% F    1.65% A,
                                                                              F

RATIO OF NET INVESTMENT INCOME TO AVERAGE     5.27%      5.69%      5.44%      5.42% A
NET ASSETS

PORTFOLIO TURNOVER RATE                       138%       200%       189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS C

                                                                   YEAR ENDED
                                                                   NOVEMBER 30,

                                                                   1997 E

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                    .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.036)

NET ASSET VALUE, END OF PERIOD                                      $ 10.560

TOTAL RETURN B, C                                                    .25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 4.42% A

PORTFOLIO TURNOVER RATE                                              138%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .658 B      .705 B      .671        .602        .832

 NET REALIZED AND UNREALIZED       (.060)      (.151)      .499        (.833)      .531
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .598        .554        1.170       (.231)      1.363
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.648)      (.704)      (.670)      (.597)      (.843)

 IN EXCESS OF NET                  -           -           -           (.062)      -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS               (.648)      (.704)      (.670)      (.659)      (.843)

NET ASSET VALUE, END OF PERIOD    $ 10.570    $ 10.620    $ 10.770    $ 10.270    $ 11.160

TOTAL RETURN A                     5.86%       5.40%       11.73%      (2.10)%     13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 177,427   $ 211,866   $ 208,861   $ 172,122   $ 183,790
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .67%        .66%        .67% C      .61%        .64%
NET ASSETS

RATIO OF NET INVESTMENT INCOME     6.27%       6.69%       6.47%       6.45%       7.41%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            138%        200%        189%        68%         59%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options and wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $626,102,979 and $633,343,025, respectively, of which U.S. government and government agency obligations aggregated $456,099,378 and $567,464,076, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $         $
           3,177     3,177

CLASS T
           655,179   655,179

CLASS B
           176,588   49,049

CLASS C
           55        -

           $         $
           834,999   707,405

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares (3.25% prior to August 1, 1997), and 2.75% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occuring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $         $
           68,475    43,995

CLASS T
           109,296   77,414

CLASS B
           68,602    0*

CLASS C
           -         -*

           $         $
           246,373   121,409

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 FIIOC*     $         .34%
                                   7,231

CLASS T**               FIIOC*               .20%
                                   521,357

CLASS B                 FIIOC*               .26%
                                   50,467

CLASS C                 FIIOC*               .35% ***
                                   25

INSTITUTIONAL CLASS     FIIOC*               .15%
                                   297,456

                                   $
                                   876,536

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                        FMR           REIMBURSEMENT
                        EXPENSE
                        LIMITATIONS

CLASS A                 .90%          $
                                      32,105

CLASS T                 1.00%
                                      -

CLASS B                 1.65%
                                      16,908

CLASS C                 1.75%
                                      5,670

INSTITUTIONAL CLASS     .75%
                                      -

                                      $
                                      54,683

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $9,175 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED NOVEMBER 30,

                              1997 B                    1996 A

CLASS A

FROM NET INVESTMENT INCOME    $                         $
                              122,899                   6,183

CLASS T

FROM NET INVESTMENT INCOME
                              15,434,281                16,284,509

CLASS B

FROM NET INVESTMENT INCOME
                              1,017,603                 1,037,161

 CLASS C

FROM NET INVESTMENT INCOME
                              312                       -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME
                              11,902,988                14,341,457

TOTAL                         $ 28,478,083              $
                                                        31,669,310

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,

                                 1997 B         1996 A         1997 B           1996 A



CLASS A                                                        $                $
SHARES SOLD                      455,670        72,448         4,761,173        756,142

REINVESTMENT OF DISTRIBUTIONS
                                 10,671         475            111,981          4,998

SHARES REDEEMED
                                 (169,434)      (8,080)        (1,767,583)      (84,516)

NET INCREASE (DECREASE)           296,907        64,843        $                $
                                                               3,105,571        676,624

CLASS T                                                        $                $
SHARES SOLD                      13,128,368     14,999,140     137,559,201      158,724,547

REINVESTMENT OF DISTRIBUTIONS
                                 1,340,839      1,411,416      14,043,998       14,860,075

SHARES REDEEMED
                                 (12,764,354)   (12,931,481)   (133,637,535)    (136,183,619)

NET INCREASE (DECREASE)           1,704,853      3,479,075     $                $
                                                               17,965,664       37,401,003

CLASS B                                                        $                $
SHARES SOLD                      1,113,298      1,114,235      11,661,677       11,808,349

REINVESTMENT OF DISTRIBUTIONS
                                 76,151         76,373         796,683          803,087

SHARES REDEEMED
                                 (874,566)      (872,302)      (9,166,397)      (9,227,658)

NET INCREASE (DECREASE)           314,883        318,306       $                $
                                                               3,291,963        3,383,778

CLASS C                                                        $                $
SHARES SOLD                      15,175         -              160,441          -

REINVESTMENT OF DISTRIBUTIONS
                                 16             -              167              -

NET INCREASE (DECREASE)           15,191         -             $                $
                                                               160,608          -

INSTITUTIONAL CLASS                                            $                $
SHARES SOLD                      5,646,676      9,022,232      59,206,035       95,376,649

REINVESTMENT OF DISTRIBUTIONS
                                 477,520        561,358        5,003,755        5,915,605

SHARES REDEEMED
                                 (9,287,961)    (9,022,616)    (97,400,869)     (94,936,985)

NET INCREASE (DECREASE)           (3,163,765)    560,974       $ (33,191,079)   $
                                                                                6,355,269


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $
                       30,352

CLASS T
                       22,481

CLASS B
                       14,929

CLASS C
                       5,703

INSTITUTIONAL CLASS
                       17,853

                       $
                       91,318

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Advisor Intermediate Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


A total of 32.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin E. Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE BOND
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    36   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                              PAST 1   PAST 5   PAST 10
                                                             YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS         5.86%    38.13%   121.90%

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/                     6.33%    38.84%   123.31%
 CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE             6.57%    39.47%   124.91%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT                     5.51%    30.68%   97.81%
 FUNDS AVERAGE


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. You can also compare the fund's performance to averages calculated by Lipper Analytical Services, Inc. The fund formerly was included in Lipper's intermediate investment grade debt funds category (which included 195 funds for the past one year), but will be included in the short-intermediate investment grade debt funds category (107 funds) in the future. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                        PAST 1   PAST 5   PAST 10
                                                       YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS   5.86%    6.67%    8.30%

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/               6.33%    6.78%    8.37%
 CORPORATE BOND INDEX

INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE       6.57%    6.86%    8.42%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT               5.51%    5.49%    7.04%
 FUNDS AVERAGE


AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971211 164747 S00000000000001
             FA Intermed Bond -CL I      LB Intermediate Govt/Corp
             00087                       LB007
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.51                    10105.06
  1988/01/31      10406.16                    10363.63
  1988/02/29      10561.96                    10478.96
  1988/03/31      10480.00                    10438.68
  1988/04/30      10457.85                    10421.30
  1988/05/31      10396.53                    10375.22
  1988/06/30      10588.92                    10540.58
  1988/07/31      10577.84                    10518.19
  1988/08/31      10607.78                    10533.99
  1988/09/30      10803.69                    10716.73
  1988/10/31      10948.48                    10862.34
  1988/11/30      10880.87                    10769.66
  1988/12/31      10890.88                    10779.14
  1989/01/31      11009.38                    10892.36
  1989/02/28      10983.30                    10847.33
  1989/03/31      11026.71                    10894.20
  1989/04/30      11212.19                    11111.96
  1989/05/31      11423.05                    11332.61
  1989/06/30      11701.37                    11618.31
  1989/07/31      11948.92                    11856.86
  1989/08/31      11787.55                    11703.62
  1989/09/30      11843.19                    11758.91
  1989/10/31      12090.30                    12007.48
  1989/11/30      12189.75                    12122.28
  1989/12/31      12209.84                    12155.46
  1990/01/31      12088.41                    12077.52
  1990/02/28      12128.17                    12121.49
  1990/03/31      12111.21                    12137.29
  1990/04/30      12032.91                    12095.16
  1990/05/31      12318.70                    11939.81
  1990/06/30      12483.40                    12526.46
  1990/07/31      12650.07                    12700.25
  1990/08/31      12544.47                    12648.11
  1990/09/30      12637.20                    12745.80
  1990/10/31      12756.29                    12893.78
  1990/11/30      12977.10                    12636.79
  1990/12/31      13175.94                    13268.47
  1991/01/31      13273.89                    13403.02
  1991/02/28      13380.35                    13510.19
  1991/03/31      13465.12                    13602.09
  1991/04/30      13615.30                    13750.33
  1991/05/31      13687.93                    13834.85
  1991/06/30      13692.05                    13844.59
  1991/07/31      13846.04                    13998.89
  1991/08/31      14136.72                    14266.15
  1991/09/30      14399.30                    14511.56
  1991/10/31      14569.68                    14677.18
  1991/11/30      14709.08                    14845.70
  1991/12/31      15173.10                    15208.28
  1992/01/31      14978.95                    15070.57
  1992/02/29      15017.80                    15130.08
  1992/03/31      14963.75                    15070.57
  1992/04/30      15047.83                    15203.01
  1992/05/31      15322.84                    15438.68
  1992/06/30      15538.90                    15667.23
  1992/07/31      15904.64                    15978.72
  1992/08/31      16051.69                    16138.55
  1992/09/30      16256.17                    16357.63
  1992/10/31      16020.06                    16145.40
  1992/11/30      16064.45                    16084.05
  1992/12/31      16283.11                    16299.44
  1993/01/31      16626.35                    16616.46
  1993/02/28      16946.09                    16878.46
  1993/03/31      17061.04                    16945.60
  1993/04/30      17171.51                    17081.99
  1993/05/31      17191.87                    17044.08
  1993/06/30      17539.00                    17311.60
  1993/07/31      17700.52                    17353.99
  1993/08/31      18098.88                    17629.15
  1993/09/30      18157.56                    17702.35
  1993/10/31      18261.62                    17749.75
  1993/11/30      18180.37                    17650.75
  1993/12/31      18250.53                    17731.58
  1994/01/31      18450.00                    17928.54
  1994/02/28      18081.39                    17663.38
  1994/03/31      17737.16                    17371.90
  1994/04/30      17693.19                    17253.67
  1994/05/31      17646.87                    17265.26
  1994/06/30      17649.04                    17267.63
  1994/07/31      17820.50                    17516.19
  1994/08/31      17822.54                    17570.96
  1994/09/30      17739.99                    17409.29
  1994/10/31      17743.89                    17406.92
  1994/11/30      17798.71                    17327.93
  1994/12/31      17874.89                    17389.28
  1995/01/31      18072.43                    17682.34
  1995/02/28      18281.72                    18049.13
  1995/03/31      18396.66                    18152.35
  1995/04/30      18564.12                    18376.43
  1995/05/31      19039.41                    18932.01
  1995/06/30      19155.97                    19058.93
  1995/07/31      19151.03                    19061.56
  1995/08/31      19310.04                    19235.08
  1995/09/30      19432.91                    19374.37
  1995/10/31      19651.58                    19590.29
  1995/11/30      19886.94                    19847.81
  1995/12/31      20110.06                    20055.82
  1996/01/31      20262.34                    20228.82
  1996/02/29      20035.99                    19991.31
  1996/03/31      19944.01                    19888.36
  1996/04/30      19866.41                    19818.05
  1996/05/31      19826.97                    19803.04
  1996/06/30      20032.01                    20013.43
  1996/07/31      20089.32                    20072.94
  1996/08/31      20108.75                    20088.74
  1996/09/30      20373.14                    20368.63
  1996/10/31      20698.81                    20728.58
  1996/11/30      20961.11                    21001.90
  1996/12/31      20854.56                    20867.34
  1997/01/31      20926.54                    20948.44
  1997/02/28      20949.15                    20988.47
  1997/03/31      20823.56                    20843.65
  1997/04/30      21056.56                    21088.52
  1997/05/31      21192.55                    21263.63
  1997/06/30      21385.31                    21457.69
  1997/07/31      21781.77                    21894.25
  1997/08/31      21703.41                    21784.19
  1997/09/30      21952.22                    22037.50
  1997/10/31      22143.97                    22281.58
  1997/11/28      22189.55                    22330.82
IMATRL PRASUN   SHR__CHT 19971130 19971211 164753 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Bond Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $22,190 - a 121.90% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,331 - a 123.31% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                       1997     1996     1995     1994    1993

DIVIDEND RETURN        6.33%    6.79%    6.86%    5.87%   8.28%

CAPITAL APPRECIATION   -0.47%   -1.39%    4.87%   -7.97    4.89%
 RETURN                                           %

TOTAL RETURN           5.86%    5.40%    11.73%   -2.10   13.17%
                                                  %

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1997    PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                5.18(CENTS)   31.44(CENTS)   64.81(CENTS)

ANNUALIZED DIVIDEND RATE           5.96%         5.96%          6.18%

30-DAY ANNUALIZED YIELD            5.64%         -              -

DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $10.58 over the past one month, $10.52 over the past six months and $10.48 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A lack of inflationary pressure
resulted in a generally favorable
investing climate for bonds during
the 12 months that ended
November 30, 1997. The Lehman
Brothers Aggregate Bond Index
- a broad measure of the U.S.
taxable bond market - returned
7.55% during this time. Through
the first half of the period, bonds
suffered from the perception of an
accelerating economy and, in
turn, that inflation would make an
appearance. In a move largely
expected by investors, the Federal
Reserve Board raised a key
short-term interest rate by 0.25%
in March to try to curb an inflation
uptick. Spurred on by encouraging
economic data, as well as the
Fed's reluctance to raise rates
further, bond markets rallied from
April through July. While some of
the market's gains evaporated in
August, a strong September and
October helped ease the pain.
When financial trouble erupted in
Asia in late October, the bond
market attracted wary stock
investors in search of investments
that offered less volatility. Treasury
bonds also fared especially well in
this `flight to quality,' as interest
rates on the 30-year bond hovered
around - and in some instances
below - the 6% mark toward the
end of the period. Sustained
economic growth and demand for
higher yields aided corporate
bonds. The Lehman Brothers
Corporate Bond Index returned
7.57% during the period.
Mortgage-backed securities -
despite increased prepayment
activity in November due to falling
rates - also performed relatively
well. The Salomon Brothers
Mortgage Index returned 7.80%
during the 12-month period.
An interview with Kevin Grant, Portfolio Manager of Advisor
Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the 12 months that ended November 30, 1997, the fund's Institutional Class shares had a total return of 5.86%. This compares with the 6.33% return of the Lehman Brothers Intermediate Government/Corporate Bond Index over the same period.
Q. HOW DID PERFORMANCE STACK UP AGAINST THE FUND'S PEERS?
A. The fund's Institutional Class shares outperformed the Lipper peer group - Lipper's short-intermediate investment grade debt funds average - which recorded a return of 5.51% for the 12-month period. Lipper historically placed the fund in its intermediate investment grade debt funds average, so this peer group is a new one for the fund. The short-intermediate category turns out to be a better fit because Lipper's definition of "intermediate" differs from the fund's. The funds in Lipper's intermediate category tend to have longer maturities, and more interest-rate sensitivity, than the fund and the Lehman Brothers index.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund was overweighted in corporate bonds, relative to the index, which helped performance during the period. As of November 30, the fund was about 42% invested in corporate bonds, of which about 14% was invested in asset-backed securities, while the index was only about 24% weighted in corporate bonds. As a result, about 42% of the fund's investments provided better yields than government securities. Also, because most of the fund's holdings in corporate bonds, including asset-backed securities, have short maturities, they had minimal price risk relative to Treasuries. So the fund reaped the rewards of the yield advantage, while only taking on a small amount of increased risk.
Q. WHAT TYPES OF SECURITIES WERE PARTICULARLY STRONG PERFORMERS?
A. Bank bonds performed quite well during the period, as this sector of the corporate market reaped the benefits of improving credit quality through consolidation in the industry. Many A-rated banks were being acquired by Aa-rated banks, so by owning bonds issued by the A-rated banks, the fund benefited from the credit upgrades of these securities. The fund was about 8% invested in banks, while the index was only about 3% weighted in this sector - a position that helped the fund. Putable corporate bonds - issues that give investors the option to redeem the securities at some point prior to their actual maturities - also were attractive during the period. Put bonds are structured so that they perform well as long as interest rates move - either up or down. The fund owned putable bonds in Motorola, Sears Roebuck, Phillip Morris, Wachovia, US Bancorp and Freddie Mac during the period, all of which performed well because interest rates moved - even though the movements were only within an average range of volatility.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. During the period, the fund held a small position in South Korean yankee bonds - dollar-denominated bonds issued in the U.S. by foreign governments or corporations - which slightly hurt returns. As financial problems in Southeast Asia rolled over into Korea, these securities suffered. However, the fund sold that position by the end of the period, minimizing the negative effect during the period.
Q. WERE THERE ANY OTHER CHANGES TO THE FUND?
A. Yes. The fund's board of trustees authorized a change to the debt-quality policy of the fund, effective February 28, 1998, to allow it to invest without limitation in the lowest tier of investment-grade securities - which are Baa-quality, according to Moody's - and to reserve the right to invest up to 5% in below Baa-quality securities. However, the fund does not intend to invest in securities that are rated below Baa-quality under normal conditions. By modifying the debt-quality policy, Fidelity anticipates more opportunities to add value through its credit analysis, without significantly increasing the risk of the fund.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. I think we're entering an environment that likely will be tougher for financial assets in general. The events in Southeast Asia are significant and I think the ramifications have yet to be felt around the world. At the same time, the U.S. economy is strong. So, at the end of the period, we watched as two counteracting factors created some degree of balance. Going forward, I don't know which side of the equation will tip the scales. Either way, I think we're going into a period of higher volatility. Even though the investing environment will get a bit tougher, more buying opportunities should arise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN GRANT ON INVESTING IN
ASSET-BACKED SECURITIES:
"A typical asset-backed security is
a pool of credit cards. Credit card
companies generally charge
customers a high rate of interest
so that they can cover defaults
and delinquencies. If a credit card
company charges customers an
average of 16% interest, and it is
paying investors about 7% interest
on its credit card bond, the company
can use 9% of its portfolio each year
to cover defaults and delinquencies
and still make its interest payments
to bond investors. On top of that,
these securities have triggers,
meaning that even if delinquencies
and defaults get to a high enough
level, the bond will be paid off
automatically. Asset-backed
securities usually carry a Triple-A
rating because of this structure.
Of course, the market knows this,
so there aren't any real bargains
out there. However, I believe
asset-backed securities are a
safe alternative to other types
of corporate bonds."
FUND FACTS
GOAL: seeks to provide a high
current income by investing in
investment grade debt securities
START DATE: February 2, 1984
SIZE: as of November 30,
1997, more than $482 million
MANAGER: Kevin Grant, since
1995; joined Fidelity in 1993
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF NOVEMBER 30, 1997
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

AAA                 59.1          63.0

AA                  10.0          8.3

A                   22.3          21.5

BAA                 5.9           4.7


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   5.9   5.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.3   3.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997* AS OF MAY 31, 1997 **

CORPORATE BONDS 42.7%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 29.7%
MORTGAGE-BACKED
SECURITIES 16.4%
FOREIGN GOVERNMENT
OBLIGATIONS 4.8%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 2.7%
CORPORATE BONDS 33.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 38.8%
MORTGAGE-BACKED
SECURITIES 20.2%
FOREIGN GOVERNMENT
OBLIGATIONS 3.6%
OTHER 1.0%
SHORT-TERM
INVESTMENTS 2.5%
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 16.4
ROW: 1, COL: 5, VALUE: 29.7
ROW: 1, COL: 6, VALUE: 42.7
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 3.6
ROW: 1, COL: 4, VALUE: 20.2
ROW: 1, COL: 5, VALUE: 37.8
ROW: 1, COL: 6, VALUE: 33.4

* FOREIGN
 INVESTMENTS 12.0%
** FOREIGN
 INVESTMENTS 9.9%
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 42.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.6%
CHEMICALS & PLASTICS - 0.6%
Methanex Corp. yankee 8 7/8%, 11/15/01   $ 2,790,000 $ 2,940,325
ENERGY - 1.6%
OIL & GAS - 1.6%
Apache Corp. 9 1/4%, 6/1/02    7,075,000  7,823,960
FINANCE - 33.0%
ASSET-BACKED SECURITIES - 13.8%
Aesop Funding II LLC 6.22%, 10/20/01 (b)    8,000,000  7,999,687
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02    5,000,000  5,012,500
Capital Equipment Receivables Trust 6.11%, 7/15/99   7,670,000
7,686,567
Chase Manhattan Grantor Trust:
 6.61%, 9/15/02     2,494,859  2,507,918
 6.76%, 9/15/02     935,572  940,031
Chevy Chase Auto Receivables Trust:
 6.60%, 12/15/02     861,778  865,811
 5.90%, 7/15/03    2,429,376  2,421,025
Citibank Credit Card Master Trust I 6.46%, 8/15/02   10,000,000
10,056,250
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12    5,000,000  4,994,532
Ford Credit Auto Owner Trust 6.40%, 5/15/02    1,460,000  1,458,175
Ford Credit Grantor Trust 5.90%, 10/15/00    1,845,734  1,844,293
KeyCorp Auto Grantor Trust 5.80%, 7/15/00     78,920  78,707
MBNA Master Credit Card Trust II 6.56%, 1/15/07   10,000,000
10,117,200
PNC Student Loan Trust I 6.314%, 1/25/01     5,000,000  5,006,250
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06     315,398  314,903
Sears Credit Account Master Trust II
6 1/2%, 10/15/03    3,400,000  3,419,108
Standard Credit Card Master Trust I
7.65%, 2/15/00    1,200,000  1,203,375
  65,926,332
BANKS - 8.4%
ABN Amro Bank NV 6 5/8%, 10/31/01    2,750,000  2,789,435
Banc One Corp. 6.70%, 3/24/00    1,900,000  1,916,625
Bank of Boston 6 3/8%, 8/11/00    2,620,000  2,628,279
Banponce Financial Corp.:
 6.69%, 9/21/00    2,250,000  2,263,140
 6 3/4%, 8/9/01    3,850,000  3,872,831
Citicorp. 7.20%, 6/15/07    1,580,000  1,644,085
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
Kansallis-Osake-Pankki 10%, 5/1/02   $ 650,000 $ 736,710
Nationsbank Corp. 8 1/8%, 6/15/02    3,000,000  3,198,060
Provident Bank 6 1/8%, 12/15/00    5,000,000  4,958,150
Skandinaviska Enskilda Banken yankee
8.45%, 5/15/02    4,600,000  4,937,502
Star Banc Corp. 6.80%, 5/1/99    2,400,000  2,423,520
US Bancorp 7 1/2%, 6/1/26    2,000,000  2,148,000
Union Planters National Bank 6.81%, 8/20/01    1,500,000  1,520,625
Wachovia Corp. 6.605%, 10/1/25    5,000,000  5,075,000
  40,111,962
CREDIT & OTHER FINANCE - 8.6%
Associates Corp. of North America
6 1/2%, 9/9/98    5,000,000  5,019,450
Chrysler Financial Corp.:
 6.16%, 7/28/99    5,000,000  5,003,850
 6 3/8%, 1/28/00    2,580,000  2,584,386
CIT Group Holdings, Inc. 6 1/4%, 9/30/99    4,560,000  4,561,961
Deere (John) Capital Corp. 9 5/8%, 11/1/98    2,500,000  2,574,425
Ford Motor Credit Co. 7 3/4%, 11/15/02    100,000  105,464
General Electric Capital Corp. 6.83%,
4/13/09 (a)    2,530,000  2,553,478
General Motors Acceptance Corp. 6.65%, 5/24/00   2,000,000  2,015,980
Morgan Guaranty Trust Co. 5 3/4%, 10/8/99    10,000,000  9,913,800
RBSG Capital Corp. 10 1/8%, 3/1/04    1,500,000  1,770,375
Sears Roebuck Acceptance Corp. 6.15%, 11/15/05   5,000,000  4,935,350
  41,038,519
INSURANCE - 2.2%
Protective Life Corp. 7.95%, 7/1/04    1,000,000  1,065,840
SunAmerica, Inc. 6.20%, 10/31/99    9,300,000  9,282,051
  10,347,891
TOTAL FINANCE   157,424,704
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc. 7.10%, 8/1/26    6,000,000  6,080,160
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NONDURABLES - 1.3%
TOBACCO - 1.3%
Philip Morris Companies, Inc.:
 6 3/8%, 1/15/98   $ 250,000 $ 250,025
 6.95%, 6/1/06    6,000,000  6,132,960
  6,382,985
RETAIL & WHOLESALE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Penney (J.C.) Co., Inc. 6.95%, 4/1/00    1,800,000  1,825,488
TECHNOLOGY - 3.2%
COMPUTER SERVICES & SOFTWARE - 1.1%
First Data Corp. 6 5/8%, 4/1/03    5,000,000  5,045,000
ELECTRONICS - 2.1%
Motorola, Inc. 6 1/2%, 9/1/25    5,000,000  5,116,200
Texas Instruments, Inc. 6 7/8%, 7/15/00    5,000,000  5,064,250
  10,180,450
TOTAL TECHNOLOGY   15,225,450
UTILITIES - 1.3%
ELECTRIC UTILITY - 1.3%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14    940,000  1,040,185
DR Investment UK yankee 7.10%, 5/15/02 (b)    5,000,000  5,140,750
Virginia Electric & Power Co. 1st & Ref. Mtg.,
7 3/8%, 7/1/02    150,000  156,206
TOTAL UTILITIES   6,337,141
TOTAL NONCONVERTIBLE BONDS
(Cost $203,073,686)   204,040,213
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 29.7%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 19.1%
6 7/8%, 3/31/00   $ 21,500,000 $ 21,990,415
6 3/8%, 3/31/01    40,400,000  41,037,512
7 7/8%, 8/15/01    395,000  421,046
7%, 7/15/06    11,200,000  12,012,000
12 3/4%, 11/15/10 (callable)    10,998,000  15,639,486
  91,100,459
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Farm Credit Bank Consolidated Systemwide
6.55%, 2/7/04    740,000  759,307
Federal Home Loan Bank:
 7.31%, 6/16/04    3,830,000  4,074,775
 7.38%, 8/5/04    1,930,000  2,064,791
 7.70%, 9/20/04    1,250,000  1,355,463
Federal Home Loan Mortgage Corp.:
 7.59%, 2/14/00    2,500,000  2,584,375
 5.035%, 4/28/03    15,000,000  14,883,150
 8.115%, 1/31/05    5,460,000  6,066,551
Federal National Mortgage Association
6.72%, 8/1/05    2,230,000  2,298,283
Financing Corp. stripped principal:
 0%, 5/30/00    1,000,000  864,390
 0%, 6/6/02    2,800,000  2,139,508
Government Trust Certificates (assets of Trust guaranteed
by U.S. Government through Defense Security
Assistance Agency) Class 2-E, 9.40%, 5/15/02    904,378  961,553
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1994-A, 7.12%, 4/15/06    315,882  327,308
  Series 1994-C, 6.61%, 9/15/99    57,709  58,016
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  8%, 11/15/01    1,740,000  1,858,111
  6 1/8%, 3/15/03    680,000  679,769
  6 5/8%, 2/15/04    140,000  144,271
  7 5/8%, 8/15/04    840,000  910,477
  5.89%, 8/15/05    2,070,000  2,042,036
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates:
  Series 1995-A, 8.24%, 8/1/04    1,030,000  1,143,094
  Series 1996-A, 6.92%, 8/1/04    5,360,000  5,582,118
  50,797,346
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $140,902,292)   141,897,805
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 9.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.4%
5 1/2%, 12/1/02 to 6/1/03   $ 2,194,650 $ 2,126,006
7%, 11/1/00 to 6/1/01    2,724,469  2,756,168
9 1/2%, 1/1/17    53,015  57,007
10%, 4/1/05 to 10/1/10    388,126  417,249
10 1/4%, 12/1/09    37,802  40,881
10 1/2%, 5/1/21    740,401  816,736
11%, 12/1/11    43,834  48,590
11 1/2%, 10/1/15    122,373  137,385
11 3/4%, 10/1/10    90,551  102,379
  6,502,401
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.6%
5 1/2%, 5/1/03 to 3/1/11    3,889,444  3,767,687
6%, 5/1/01 to 3/1/11    1,884,502  1,864,289
9 1/2%, 2/1/25    3,371,668  3,641,368
10%, 1/1/20    103,935  113,971
10 1/2%, 7/1/11 to 8/1/20    519,540  579,972
11%, 8/1/15    2,242,592  2,501,791
12 1/2%, 2/1/11 to 2/1/15    109,489  129,429
  12,598,507
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.1%
7%, 11/1/22 to 11/1/27    5,084,410  5,115,719
8%, 2/1/02 to 6/1/25    4,234,387  4,364,553
8 1/2%, 4/1/17 to 12/1/21    747,214  789,909
9%, 5/1/16 to 10/1/18    3,434,713  3,720,266
10%, 8/1/18 to 1/1/26    4,133,293  4,610,681
11%, 12/1/09 to 10/1/20    1,155,117  1,315,808
11 1/2%, 3/1/10 to 2/1/19    3,673,337  4,230,092
  24,147,028
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $42,425,722)   43,247,936
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Federal Home Loan Mortgage Corporation:
 planned amortization class Series 1645 Class ZA,
 5 1/2%, 4/15/05   $ 11,143,122 $ 10,960,297
 sequential pay Series 1838 Class A,
 6 1/2%, 12/15/02    4,019,227  4,020,477
TOTAL U.S. GOVERNMENT AGENCY-
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,833,172)   14,980,774
COMMERCIAL MORTGAGE SECURITIES - 4.2%
BKB Commercial Mortgage Trust Series 1997-C1 (b):
 Class A-1, 6 7/8%, 2/25/43    1,972,998  1,969,299
 Class B, 7.21%, 2/25/43 (c)    4,000,000  4,006,718
CBM Funding Corp. sequential pay Series 1996-1
Class A-1, 7.55%, 7/1/99    127,148  128,682
CS First Boston Mortgage Securities Corp.
Series 1995-WF1 Class A-2, 6.648%, 12/21/27   5,000,000  5,000,000
Equitable Life Assurance Society of the United States
(The) Series 1996-1 Class C1,
7.52%, 5/15/06 (b)    1,000,000  1,060,300
First Union - Lehman Brothers Commercial Mortgage
Trust sequential pay Series 1997-C2 Class A3,
6.65%, 12/18/07    4,000,000  4,006,250
Structured Asset Securities Corp. sequential pay
Series 1995-C4 Class A-1A, 6.90%, 6/25/26    177,582  177,582
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series A-2, 6.602%, 11/15/07 (b)    2,500,000
2,491,797
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (b)    935,450  942,091
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,703,683)   19,782,719
FOREIGN GOVERNMENT OBLIGATIONS - 4.8%
Alberta Province yankee 9 1/4%, 4/1/00    2,200,000  2,342,450
Canadian Government yankee 6 1/8%, 7/15/02    5,000,000  5,012,500
Export Development Corp. yankee
8 1/8%, 8/10/99    740,000  762,992
FOREIGN GOVERNMENT OBLIGATIONS  - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Manitoba Province yankee:
 6 3/8%, 10/15/99   $ 2,590,000 $ 2,598,728
 6 7/8%, 9/15/02    5,000,000  5,118,950
Quebec Province yankee 6.86%, 4/15/26 (a)    5,000,000  5,125,550
Slovenian Republic euro 7%, 8/6/01    2,080,000  2,083,120
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $22,690,392)   23,044,290
SUPRANATIONAL OBLIGATIONS - 3.2%
African Development Bank 8.70%, 5/1/01    4,500,000  4,848,300
Inter-American Development Bank yankee
6.29%, 7/16/27    10,000,000  10,268,200
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $14,313,980)   15,116,500
CERTIFICATES OF DEPOSIT - 0.5%
Canadian Imperial Bank of Commerce (NY Branch)
yankee 6.20%, 8/1/00 (Cost $2,503,750)    2,500,000  2,497,500
CASH EQUIVALENTS - 2.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.70%, dated
11/28/97 due 12/1/97   $ 12,989,167  12,983,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $473,429,677)  $ 477,590,737
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,610,642 or 4.9% of net assets.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 89.0% AAA, AA, A 86.2%
Baa 5.9% BBB  6.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.0%.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $473,515,361. Net unrealized appreciation aggregated $4,075,376, of which $5,651,688 related to appreciated investment securities and $1,576,312 related to depreciated investment securities.
At November 30, 1997, the fund had a capital loss carryforward of approximately $15,259,000 of which $2,841,000, $1,035,000, $134,000,
$9,840,000 and $1,409,000 will expire on November 30, 1998, 1999,
2002, 2004 and 2005 , respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 477,590,737
AGREEMENTS OF $12,983,000) (COST $473,429,677) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      68,580

RECEIVABLE FOR INVESTMENTS SOLD                                           25,147

INTEREST RECEIVABLE                                                       5,767,428

PREPAID EXPENSES                                                          13,782

 TOTAL ASSETS                                                             483,465,674

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 586,556

ACCRUED MANAGEMENT FEE                                        169,390

DISTRIBUTION FEES PAYABLE                                     75,123

OTHER PAYABLES AND ACCRUED EXPENSES                           158,066

 TOTAL LIABILITIES                                                        989,135

NET ASSETS                                                               $ 482,476,539

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 495,658,912

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          (1,999,021)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (15,344,412)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 4,161,060

NET ASSETS                                                               $ 482,476,539


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.56
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($3,818,829 (DIVIDED BY) 361,750 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.56)             $10.97

CLASS T:                                                           $10.56
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($278,869,303 (DIVIDED BY) 26,408,491 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.56)             $10.86

CLASS B:                                                           $10.54
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($22,200,906 (DIVIDED BY) 2,105,568 SHARES) A

CLASS C:                                                           $10.56
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($160,415 (DIVIDED BY) 15,191 SHARES) A

INSTITUTIONAL CLASS:                                               $10.57
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($177,427,086 (DIVIDED BY) 16,790,852 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                         $ 33,006,612
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 2,095,786

TRANSFER AGENT FEES                                         876,536

DISTRIBUTION FEES                                           834,999

ACCOUNTING FEES AND EXPENSES                                195,556

NON-INTERESTED TRUSTEES' COMPENSATION                       7,862

CUSTODIAN FEES AND EXPENSES                                 29,201

REGISTRATION FEES                                           91,318

AUDIT                                                       51,920

LEGAL                                                       11,323

MISCELLANEOUS                                               7,221

 TOTAL EXPENSES BEFORE REDUCTIONS                           4,201,722

 EXPENSE REDUCTIONS                                         (63,858)       4,137,864

NET INVESTMENT INCOME                                                      28,868,748

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      (1,460,647)

 FOREIGN CURRENCY TRANSACTIONS                              747            (1,459,900)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      (1,413,676)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (747)          (1,414,423)

NET GAIN (LOSS)                                                            (2,874,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 25,994,425
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED      YEAR ENDED
                                                            NOVEMBER 30,    NOVEMBER 30,
                                                            1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 28,868,748    $ 31,675,872
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (1,459,900)     (9,733,480)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        (1,414,423)     2,408,292

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             25,994,425      24,350,684
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (28,478,083)    (31,669,310)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                 (8,667,273)     47,816,674

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (11,150,931)    40,498,048

NET ASSETS

 BEGINNING OF PERIOD                                         493,627,470     453,129,422

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS           $ 482,476,539   $ 493,627,470
OF NET INVESTMENT INCOME OF $1,999,021 AND
$2,016,748, RESPECTIVELY)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 E

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.590   $ 10.350

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                   .615       .159

 NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.023)     .235 G

 TOTAL FROM INVESTMENT OPERATIONS                        .592       .394

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                              (.622)     (.154)

NET ASSET VALUE, END OF PERIOD                          $ 10.560   $ 10.590

TOTAL RETURN B, C                                        5.81%      3.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 3,819    $ 687

RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90% F     .90% A,
                                                                    F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.93%      6.45% A

PORTFOLIO TURNOVER RATE                                  138%       200%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.610    $ 10.760    $ 10.260    $ 11.140    $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .625 C      .671 C      .649        .609        .785

 NET REALIZED AND UNREALIZED       (.058)      (.147)      .491        (.876)      .511
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .567        .524        1.140       (.267)      1.296
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.617)      (.674)      (.640)      (.555)      (.796)

 IN EXCESS OF NET                  -           -           -           (.058)      -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS               (.617)      (.674)      (.640)      (.613)      (.796)

NET ASSET VALUE, END OF PERIOD    $ 10.560    $ 10.610    $ 10.760    $ 10.260    $ 11.140

TOTAL RETURN A, B                  5.56%       5.10%       11.43%      (2.44)%     12.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 278,869   $ 262,103   $ 228,439   $ 141,866   $ 59,184
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .96%        .97%        .94% D      1.02% D     1.23%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .96%        .96% E      .94%        1.02%       1.23%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     5.97%       6.38%       6.20%       6.04%       6.81%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            138%        200%        189%        68%         59%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD         $ 10.590   $ 10.750   $ 10.250   $ 10.430

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                        .551 D     .597 D     .579       .204

 NET REALIZED AND UNREALIZED GAIN (LOSS)      (.057)     (.153)     .483       (.178)

 TOTAL FROM INVESTMENT OPERATIONS             .494       .444       1.062      .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                   (.544)     (.604)     (.562)     (.187)

 IN EXCESS OF NET INVESTMENT INCOME           -          -          -          (.019)

 TOTAL DISTRIBUTIONS                          (.544)     (.604)     (.562)     (.206)

NET ASSET VALUE, END OF PERIOD               $ 10.540   $ 10.590   $ 10.750   $ 10.250

TOTAL RETURN B, C                             4.83%      4.32%      10.62%     0.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)      $ 22,201   $ 18,972   $ 15,830   $ 3,156

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.65% F    1.66% F    1.70% F    1.65% A,
                                                                              F

RATIO OF NET INVESTMENT INCOME TO AVERAGE     5.27%      5.69%      5.44%      5.42% A
NET ASSETS

PORTFOLIO TURNOVER RATE                       138%       200%       189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS C

                                                                  YEAR ENDED
                                                                  NOVEMBER 30,

                                                                  1997 E

SELECTED PER-SHARE DATA D

NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.570

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                                               .031

 NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.005)

 TOTAL FROM INVESTMENT OPERATIONS                                    .026

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                          (.036)

NET ASSET VALUE, END OF PERIOD                                      $ 10.560

TOTAL RETURN B, C                                                    .25%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 160

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.73% A, G

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 4.42% A

PORTFOLIO TURNOVER RATE                                              138%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.620    $ 10.770    $ 10.270    $ 11.160    $ 10.640
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .658 B      .705 B      .671        .602        .832

 NET REALIZED AND UNREALIZED       (.060)      (.151)      .499        (.833)      .531
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .598        .554        1.170       (.231)      1.363
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.648)      (.704)      (.670)      (.597)      (.843)

 IN EXCESS OF NET                  -           -           -           (.062)      -
 INVESTMENT INCOME

 TOTAL DISTRIBUTIONS               (.648)      (.704)      (.670)      (.659)      (.843)

NET ASSET VALUE, END OF PERIOD    $ 10.570    $ 10.620    $ 10.770    $ 10.270    $ 11.160

TOTAL RETURN A                     5.86%       5.40%       11.73%      (2.10)%     13.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 177,427   $ 211,866   $ 208,861   $ 172,122   $ 183,790
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       .67%        .66%        .67% C      .61%        .64%
NET ASSETS

RATIO OF NET INVESTMENT INCOME     6.27%       6.69%       6.47%       6.45%       7.41%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            138%        200%        189%        68%         59%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to futures and options and wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $626,102,979 and $633,343,025, respectively, of which U.S. government and government agency obligations aggregated $456,099,378 and $567,464,076, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $         $
           3,177     3,177

CLASS T
           655,179   655,179

CLASS B
           176,588   49,049

CLASS C
           55        -

           $         $
           834,999   707,405

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares (3.25% prior to August 1, 1997), and 2.75% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occuring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $         $
           68,475    43,995

CLASS T
           109,296   77,414

CLASS B
           68,602    0*

CLASS C
           -         -*

           $         $
           246,373   121,409

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT FEES. Each class of the fund has entered into a separate transfer, dividend disbursing, and shareholder servicing agent (collectively referred to as the Transfer Agents) contract with respect to its shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, the following amounts were paid to each transfer agent:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 FIIOC*     $         .34%
                                   7,231

CLASS T**               FIIOC*               .20%
                                   521,357

CLASS B                 FIIOC*               .26%
                                   50,467

CLASS C                 FIIOC*               .35% ***
                                   25

INSTITUTIONAL CLASS     FIIOC*               .15%
                                   297,456

                                   $
                                   876,536

* FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. (FIIOC) AN AFFILIATE OF FMR.
** PRIOR TO JANUARY 1, 1997 STATE STREET BANK AND TRUST COMPANY WAS THE TRANSFER AGENT FOR THE FUND'S CLASS T SHARES. STATE STREET, HOWEVER, HAD DELEGATED CERTAIN
 TRANSFER, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES TO FIIOC FOR WHICH FIIOC RECEIVED ITS ALLOCABLE SHARE OF ALL SUCH FEES.
*** ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                        FMR           REIMBURSEMENT
                        EXPENSE
                        LIMITATIONS

CLASS A                 .90%          $
                                      32,105

CLASS T                 1.00%
                                      -

CLASS B                 1.65%
                                      16,908

CLASS C                 1.75%
                                      5,670

INSTITUTIONAL CLASS     .75%
                                      -

                                      $
                                      54,683

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $9,175 under this arrangement.
14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                              YEAR ENDED NOVEMBER 30,

                              1997 B                    1996 A

CLASS A

FROM NET INVESTMENT INCOME    $                         $
                              122,899                   6,183

CLASS T

FROM NET INVESTMENT INCOME
                              15,434,281                16,284,509

CLASS B

FROM NET INVESTMENT INCOME
                              1,017,603                 1,037,161

 CLASS C

FROM NET INVESTMENT INCOME
                              312                       -

INSTITUTIONAL CLASS

FROM NET INVESTMENT INCOME
                              11,902,988                14,341,457

TOTAL                         $ 28,478,083              $
                                                        31,669,310

C DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
D DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,     NOVEMBER 30,

                                 1997 B         1996 A         1997 B           1996 A



CLASS A                                                        $                $
SHARES SOLD                      455,670        72,448         4,761,173        756,142

REINVESTMENT OF DISTRIBUTIONS
                                 10,671         475            111,981          4,998

SHARES REDEEMED
                                 (169,434)      (8,080)        (1,767,583)      (84,516)

NET INCREASE (DECREASE)           296,907        64,843        $                $
                                                               3,105,571        676,624

CLASS T                                                        $                $
SHARES SOLD                      13,128,368     14,999,140     137,559,201      158,724,547

REINVESTMENT OF DISTRIBUTIONS
                                 1,340,839      1,411,416      14,043,998       14,860,075

SHARES REDEEMED
                                 (12,764,354)   (12,931,481)   (133,637,535)    (136,183,619)

NET INCREASE (DECREASE)           1,704,853      3,479,075     $                $
                                                               17,965,664       37,401,003

CLASS B                                                        $                $
SHARES SOLD                      1,113,298      1,114,235      11,661,677       11,808,349

REINVESTMENT OF DISTRIBUTIONS
                                 76,151         76,373         796,683          803,087

SHARES REDEEMED
                                 (874,566)      (872,302)      (9,166,397)      (9,227,658)

NET INCREASE (DECREASE)           314,883        318,306       $                $
                                                               3,291,963        3,383,778

CLASS C                                                        $                $
SHARES SOLD                      15,175         -              160,441          -

REINVESTMENT OF DISTRIBUTIONS
                                 16             -              167              -

NET INCREASE (DECREASE)           15,191         -             $                $
                                                               160,608          -

INSTITUTIONAL CLASS                                            $                $
SHARES SOLD                      5,646,676      9,022,232      59,206,035       95,376,649

REINVESTMENT OF DISTRIBUTIONS
                                 477,520        561,358        5,003,755        5,915,605

SHARES REDEEMED
                                 (9,287,961)    (9,022,616)    (97,400,869)     (94,936,985)

NET INCREASE (DECREASE)           (3,163,765)    560,974       $ (33,191,079)   $
                                                                                6,355,269


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $
                       30,352

CLASS T
                       22,481

CLASS B
                       14,929

CLASS C
                       5,703

INSTITUTIONAL CLASS
                       17,853

                       $
                       91,318

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Advisor Intermediate Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Advisor Intermediate Bond Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, Class B, Class C and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/ COOPERS & LYBRAND, L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 13, 1998
DISTRIBUTIONS


A total of 32.27% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)